Schedule of Stock Options (Details)		3 Months Ended			6 Months Ended				12 Months Ended
	Oct. 24, 2019 $ / shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2020 $ / shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 $ / shares		Jun. 30, 2020 USD ($) shares		Jun. 30, 2020 $ / shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issued - Compensation Options | shares		9,053,136		8,015,159	7,580,159				8,015,159				287,100
Weighted Average exercise price Issued - Compensation Options			$ 0.58	$ 0.62			$ 0.62				$ 0.62				$ 7.50
Number of stock options, Granted | shares					435,000	[1],[2]			1,037,977	[3]			7,532,659	[4],[5]
Weighted average exercise price, Granted							0.55	[1],[2]			0.34	[3]			0.56	[4],[5]
Number of stock options, Forfeited | shares													(239,600)
Weighted average exercise price, Forfeited															9.78
Issued - Compensation Options | shares		9,053,136			8,015,159				9,053,136				7,580,159
Weighted Average exercise price Issued - Compensation Options			$ 0.58				$ 0.62				$ 0.58				$ 0.62
Directors and Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Weighted average exercise price, Granted	$ 0.60
Stock based compensation | $		$ 54,735			$ 74,949				$ 50,909				$ 309,211

[1]	On October 30, 2020, 235,000 stock options were issued to a former director. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.50. The stock options vested immediately and expire on December 31, 2022. The grant date fair value of the options was estimated at $46,277. The vesting of these options resulted in stock-based compensation of $46,277 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options was estimated at $52,909. The vesting of these options resulted in stock-based compensation of $32,651 for the year ended December 31, 2021, $20,259 for the six months ended December 31, 2020, and $nil for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On February 19, 2021,
[4]	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $531,925 for the year ended December 31, 2021, $403,456 for the six months ended December 31, 2020 and $162,855 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[5]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $50,909 for the year ended December 31, 2021, $74,949 for the six months ended December 31, 2020 and $309,211 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.